Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 32,953,646.62
Previously Paid Amount	2,224.77
Total Fee Amount	4,550.91
Total Offset Amount
Net Fee	$ 2,326.14